Note 11 - Regulatory Matters - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

11.     REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (“OCC”), as successor to the Office of Thrift Supervision (“OTS”). Failure to meet minimum capital requirements can result in certain mandatory and possible discretionary actions by regulators that, if undertaken, could have a direct and material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of tangible capital (as defined) to tangible assets (as defined) and core capital (as defined) to adjusted tangible assets (as defined), and of total risk-based capital (as defined) to risk-weighted assets (as defined). Tier 1 (core) capital includes common stockholders’ equity less certain other deductions. Total capital includes Tier 1 capital plus the ALLL, subject to limitations.

As of the most recent notification from regulatory authorities, the Bank was categorized as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, tier 1 risk-based, and tier 1 (core) ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

On January 15, 2013, the OCC issued an order terminating, effective immediately, the Cease and Desist Order issued by the OTS on April 12, 2010 (the "Bank Order"). The action also terminates the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Bank and the OTS. On June 21, 2013, the Federal Reserve Bank (the “FRB”), which, as successor to the OTS, is the primary federal regulator of the Company, issued a letter terminating the Cease and Desist Order issued by the OTS on April 12, 2010 (the “Company Order”), effective immediately. The action also terminates the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Company and the OTS.

The Bank’s actual and required capital amounts (in thousands) and ratios are presented in the following table:

	Actual		For Capital Adequacy Purposes		To be Categorized as Well Capitalized Under Prompt Corrective Action Provisions (1)		Other Requirements (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of September 30, 2013:

Tangible Capital to Tangible Assets	$70,417	13.29%	$7,948	1.50%	N/A	N/A	N/A	N/A

Core Capital to Adjusted Tangible Assets	70,417	13.29%	21,194	4.00%	$21,194	4.00%	$42,389	8.00%

Total Capital to Risk-Weighted Assets	75,197	20.10%	29,929	8.00%	29,929	8.00%	44,893	12.00%

Tier I Capital to Risk-Weighted Assets	70,417	18.82%	N/A	N/A	14,964	4.00%	N/A	N/A

As of December 31, 2012:

Tangible Capital to Tangible Assets	$67,434	12.73%	$7,944	1.50%	N/A	N/A	N/A	N/A

Core Capital to Adjusted Tangible Assets	67,434	12.73%	21,185	4.00%	$21,185	4.00%	42,371	8.00%

Total Capital to Risk-Weighted Assets	72,131	19.77%	29,182	8.00%	29,182	8.00%	43,773	12.00%

Tier I Capital to Risk-Weighted Assets	67,434	18.49%	N/A	N/A	14,591	4.00%	N/A	N/A

(1)	Effective with the termination of the Bank Order effective January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios.

(2)

The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%. After such date, the Bank agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets. The required amounts presented reflect these ratios.

Dividend Restrictions. The Company may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure on May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenue is dividends from the Bank. The Company’s ability to pay dividends to stockholders depends to a large extent upon the dividends received from the Bank.

20.      REGULATORY MATTERS

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (“OCC”), as successor to the Office of Thrift Supervision (“OTS”). Failure to meet minimum capital requirements can result in certain mandatory—and possible additional discretionary—actions by regulators that, if undertaken, could have a direct and material effect on the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of tangible capital (as defined) to tangible assets (as defined) and core capital (as defined) to adjusted tangible assets (as defined), and of total risk-based capital (as defined) to risk-weighted assets (as defined).   Tier 1 (core) capital includes common stockholders’ equity and qualifying preferred stock less certain other deductions.  Total capital includes Tier 1 capital plus the allowance for loan and lease losses, subject to limitations.

On January 15, 2013, the OCC issued an order terminating the Cease and Desist Order issued by the OTS on April 12, 2010 (the "Bank Order"), effective immediately. The action also terminates the related Stipulation and Consent to Issuance of Order to Cease and Desist between the Bank and the OTS.

As of December 31, 2012 and 2011, the most recent notification from the regulators categorized the Bank as adequately capitalized under the regulatory framework for prompt corrective action, due to the Bank Order.  The termination of the Bank Order subsequent to December 31, 2012, will allow the Bank to be eligible to be categorized as well-capitalized. On January 15, 2013, the Bank agreed with the OCC to maintain a minimum Tier 1 (core) capital ratio of at least 8% of adjusted total assets and a total risk-based capital ratio of at least 12% of risk-weighted assets.

The Bank’s actual and required capital amounts (in thousands) and ratios are presented in the following table:

	Actual		For Capital Adequacy Purposes		To be Categorized as Adequately Capitalized Under Prompt Corrective Action Provisions(1)		Required Per Bank Order (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2012:

Tangible Capital to Tangible Assets	$67,434	12.73%	$7,944	1.50%	N/A	N/A	N/A		N/A

Core Capital to Adjusted Tangible Assets	67,434	12.73%	21,185	4.00%	$21,185	4.00%	42,371		8.00%

Total Capital to Risk-Weighted Assets	72,131	19.77%	29,182	8.00%	29,182	8.00%	43,773		12.00%

Tier I Capital to Risk-Weighted Assets	67,434	18.49%	N/A	N/A	14,591	4.00%	N/A		N/A

As of December 31, 2011:

Tangible Capital to Tangible Assets	$64,839	11.22%	$8,666	1.50%	N/A	N/A	N/A		N/A

Core Capital to Adjusted Tangible Assets	64,839	11.22%	23,111	4.00%	$23,111	4.00%	$46,221	(1)	8.00%

Total Capital to Risk-Weighted Assets	69,466	19.62%	28,319	8.00%	28,319	8.00%	42,479	(1)	12.00%

Tier I Capital to Risk-Weighted Assets	64,839	18.32%	N/A	N/A	14,160	4.00%	N/A		N/A

(1)	Effective with the termination of the Bank Order January 15, 2013, the Bank can be categorized as well-capitalized by achieving the required ratios below.

(2)
The Bank Order, effective through January 15, 2013, required the Bank to maintain a Tier 1 (core) capital ratio of at least 8% and a total risk-based capital ratio of at least 12%.  The required amounts presented reflect these ratios.

Dividend Restrictions.  The Bank may not declare or pay cash dividends on its shares of common stock if the effect thereof would cause the Bank’s stockholders’ equity to be reduced below applicable regulatory capital maintenance requirements for insured institutions or below the special liquidation account established by the Bank in connection with the consummation of the conversion from the mutual holding company structure May 3, 1996. In addition, federal regulations, as currently applied to the Bank, impose limitations upon payment of capital distributions to the Company.

The principal source of the Company’s revenues is dividends from the Bank.  Our ability to pay dividends to our stockholders depends to a large extent upon the dividends we receive from the Bank.   Pursuant to the Company Order, the Company may not declare or pay any dividends or capital distributions on its common stock or repurchase such shares without the prior written non-objection of the FRB.